Long-term debt	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-term debt [text block]

16. Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2021	Dec. 31, 2020
Senior unsecured notes (a)	$1,185,805	$1,139,695
Less: Unamortized transaction costs - revolving credit facilities (b)	(5,531)	(4,020)
	$1,180,274	$1,135,675

(a) Senior unsecured notes

Balance, January 1, 2020	$991,558
Addition to Principal, net of $8,176 transaction costs	591,824
Principal repayments	(400,000)
Change in fair value of embedded derivative (prepayment option)	(47,169)
Write-down of unamortized transaction costs	2,315
Accretion of transaction costs and premiums	1,167
Balance, December 31, 2020	$1,139,695
Addition to Principal, net of $8,078 transaction costs	591,922
Principal repayments	(600,000)
Write-down of fair value of embedded derivative (prepayment option)	49,754
Write-down of unamortized transaction costs	2,480
Accretion of transaction costs and premiums	1,954
Balance, December 31, 2021	$1,185,805

As at December 31, 2021, $1,200,000 aggregate principal amount of senior notes were outstanding in two series: (i) a series of 4.50% senior notes due 2026 in an aggregate principal amount of $600,000 (the "2026 Notes") and (ii) a series of 6.125% senior notes due 2029 in an aggregate principal amount of $600,000 (the "2029 Notes").

2026 Notes

On March 8, 2021, Hudbay completed an offering of $600,000 aggregate principle amount of 4.50% senior unsecured notes due April 2026.

Hudbay used the proceeds of the offering, together with available cash on hand, to satisfy and discharge all of its obligations with respect to its then outstanding $600,000 aggregate principal amount of 7.625% senior unsecured notes due 2025 (the "2025 Notes").

Upon extinguishment of the 2025 Notes, the unamortized transaction costs of $2,480 were expensed in the consolidated income statements (note 5g). The 2025 Notes contained a prepayment option asset (note 26d), which was previously valued at $49,754 and upon early redemption was written off and expensed in the consolidated income statements (note 5g)

The early redemption of the 2025 Notes also resulted in a call premium of $22,878 payable to the bondholders, which was expensed in the consolidated income statements (note 5g).

2029 Notes

On September 23, 2020, Hudbay completed an offering of $600,000 aggregate principal amount of 6.125% senior unsecured notes due April 2029 (the "2029 Notes").

Hudbay used the proceeds of the offering to satisfy and discharge all of its obligations with respect to its then outstanding $400,000 aggregate principal amount of 7.25% senior unsecured notes due 2023 (the "2023 Notes").

In 2020, the unamortized transaction costs of $2,315 were expensed upon extinguishment of the 2023 Notes. The early redemption of these notes resulted in a call premium of $7,252, payable to the bondholders, which was expensed in the consolidated income statements (note 5g).

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company's subsidiaries that own an interest in the Rosemont, Copper World and Mason projects and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development. Hudbay's revolving credit facilities are secured against substantially all of the Company's assets, other than those associated with the Arizona business unit.

(b) Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2020	$6,303
Accretion of transaction costs	(3,062)
Write-down of unamortized transaction costs	(1,502)
Transaction costs	2,281
Balance, December 31, 2020	$4,020
Accretion of transaction costs	(2,816)
Transaction costs	4,327
Balance, December 31, 2021 [1]	$5,531

[1] Balance, representing deferred transaction costs, is in an asset position.

On October 26, 2021, the Company amended and restated its senior secured revolving credit facilities to increase the total amount of available borrowings from $400 million to $450 million, eliminate certain financial covenants and amend others to increase its financial flexibility, reduce the effective interest rate and extend the maturity to October 26, 2025.

On August 31, 2020, Hudbay completed a restructuring of its two senior secured credit facilities. The total available credit was reduced from $550,000 to $400,000 and various financial covenants were amended. The unamortized transaction costs of $1,502 were expensed upon restructuring of the credit facilities.

As at December 31, 2021, the Peru business unit had $11,470 in letters of credit issued under the Peru revolving credit facility to support its reclamation obligations and the Manitoba business unit had $91,583 in letters of credit issued under the Canada revolving credit facility to support its reclamation and pension obligations. As at December 31, 2021, there were no cash advances under the credit facilities.

Surety bonds

The Arizona business unit had $28,291 in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

Other letters of credit

The Peru business unit had $87,091 in letters of credit issued with various Peruvian financial institutions to support future reclamation and other operating matters. No cash collateral is required to be posted under these letters of credit.